FINANCIAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2024
Disclosure of risk management strategy related to hedge accounting [abstract]
FINANCIAL RISK MANAGEMENT	FINANCIAL RISK MANAGEMENT
The Group’s principal financial liabilities consist of loans and borrowings and trade and other payables. The main purpose of these financial liabilities is to finance the Group’s operations. The Group has trade and other receivables, cash and short-term deposits that are derived directly from its operations.
The Group is exposed to market risk, credit risk and liquidity risk. The Company’s Board of Directors manages these risks with support of the treasury function, who proposes the appropriate financial risk governance framework for the Group, identifies and measures financial risks and suggests mitigating actions. The Company’s Board of Directors, approves the financial risk management framework and oversees its enforcement.
INTEREST RATE RISK
The Company is exposed to the risk of changes in market interest rates primarily due to its long-term debt obligations. The Company manages its interest rate risk exposure through a portfolio of fixed and variable rate borrowings.
As of December 31, 2024, approximately 63% of the Company’s borrowings are at a fixed rate of interest (2023: 54%).
The Group is exposed to possible changes in interest rates on variable interest loans and borrowings, partially mitigated through cash and cash equivalents and current deposits. With all other variables held constant, the Company’s profit before tax is affected through changes in the floating rate of borrowings while the Company’s equity is affected through the impact of a parallel shift of the yield curve on the fair value of hedging derivatives. An increase or decrease of 100 basis points in interest rates would have an immaterial impact on the Company’s income statement and other comprehensive income.
FOREIGN CURRENCY RISK
The Company’s exposure to the risk of changes in foreign exchange rates relates primarily to the debt denominated in currencies other than the functional currency of the relevant entity, the Company’s operating activities (predominantly capital expenditures at subsidiary level denominated in a different currency from the subsidiary’s functional currency) and the Company’s net investments in foreign subsidiaries.
The Company manages its foreign currency risk by selectively hedging committed exposures also considering availability of hedging solutions for its currencies .
The Company hedges part of its exposure to fluctuations on the translation into U.S. dollars of its foreign operations by holding the borrowings in foreign currencies or by foreign exchange swaps and forwards if and when possible, considering availability of hedging solutions for The Company’s currencies versus the U.S dollar. During the periods covered by these financial statements, the Company used foreign exchange forwards to mitigate foreign currency risk.
Foreign currency sensitivity
The following table demonstrates the sensitivity to a possible change in exchange rates against the U.S. dollar with all other variables held constant. Additional sensitivity changes to the indicated currencies are expected to be approximately proportionate. The table shows the effect on the Company’s profit before tax (due to changes in the value of monetary assets and liabilities, including foreign currency derivatives). The Company’s exposure to foreign currency changes for all other currencies (including Kazak Tenge) is not material.

	Effect on profit / (loss) before tax
Change in foreign exchange rate against US$	10% depreciation	10% appreciation

2024
Russian Ruble	8	(9)
Bangladeshi Taka	(3)	4
Pakistani Rupee	(3)	3
Ukrainian Hryvnia	33	(36)
Other currencies (net)*	(3)	2

2023
Russian Ruble	14	(16)
Bangladeshi Taka	(30)	33
Pakistani Rupee	(13)	15
Ukrainian Hryvnia	(2)	2
Other currencies (net)	(3)	3

*Other currencies (net)* includes the impact of Kazakhstan Tenge.
CREDIT RISK
The Company is exposed to credit risk from its operating activities (primarily from trade receivables), and from its treasury activities, including deposits with banks and financial institutions, derivative financial instruments and other financial instruments. See Note 18 for further information on restrictions on cash balances.
Trade receivables consist of amounts due from customers for airtime usage and amounts due from dealers and customers for equipment sales. VEON’s credit risk arising from the services the Company provides to customers is mitigated to a large extent due to the majority of its active customers being subscribed to a prepaid service as of December 31, 2024 and 2023, and accordingly not giving rise to credit risk. For postpaid services, in certain circumstances, VEON requires deposits as collateral for airtime usage. Equipment sales are typically paid in advance of delivery, except for equipment sold to dealers on credit terms.
VEON’s credit risk arising from its trade receivables from dealers is mitigated due to the risk being spread across a large number of dealers. Management periodically reviews the history of payments and credit worthiness of the dealers. The Company also has receivables from other local and international operators from interconnect and roaming services provided to their customers, as well as receivables from customers using fixed-line services, such as business services, wholesale services and services to residents. Receivables from other operators for roaming services are settled through clearing houses, which helps to mitigate credit risk in this regard.
VEON holds available cash in bank accounts, as well as other financial assets with financial institutions in countries where it operates. To manage credit risk associated with such asset holdings, VEON allocates its available cash to a variety of local banks and local affiliates of international banks within the limits set forth by its treasury policy. Management periodically reviews the creditworthiness of the banks with which it holds assets. In respect of financial instruments used by the Company’s treasury function, the aggregate credit risk the Group may have with one counterparty is managed by reference to, amongst others, the long-term credit ratings assigned for that counterparty by Moody’s, Fitch Ratings and Standard & Poor’s and CDS spreads of that counterparty. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through potential counterparty’s failure. Refer to Note 25 for further details on the Company’s liquidity position.
Value Added Tax (“VAT”) is recoverable from tax authorities by offsetting it against VAT payable to the tax authorities on VEON’s revenue or direct cash receipts from the tax authorities. Management periodically reviews the recoverability of the balance of input value added tax and believes it is fully recoverable.
VEON issues advances to a variety of its vendors of property and equipment for its network development. The contractual arrangements with the most significant vendors provide for equipment financing in respect of certain deliveries of equipment. VEON periodically reviews the financial position of vendors and their compliance with the contract terms.
The Company’s maximum exposure to credit risk for the components of the statement of financial position at December 31, 2024 and 2023 is the carrying amount as illustrated in Note 6, Note 17, Note 18 and within this Note 19.
LIQUIDITY RISK
The Company monitors its risk to a shortage of funds using a recurring liquidity planning tool. The Company’s objective is to maintain a balance between continuity of funding and flexibility through the use of bonds, bank overdrafts, bank loans and lease contracts. The Company’s policy is to create a balanced debt maturity profile. As of December 31, 2024, 38% of the Company’s debt (2023: 32%) will mature in less than one year based on the carrying value of bank loans, bonds and other borrowings reflected in the financial statements. The Company has sufficient HQ liquidity to meets its HQ maturities and local market access to address local maturities and on that basis. The Company has taken this into considerations when it assessed the concentration of risk with respect to refinancing its debt and concluded it to be low except for the additional risks identified in Note 25.

Available facilities
The Company had the following available facilities as of December 31:

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2024
Pakistan Mobile Communications Limited - Term Facility	May 2026	PKR75,000	PKR64,800	PKR10,200	270	233	37

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2023
KaR-Tel LLP - Term Facility	Nov 2026	KZT 15,000	KZT 9,800	KZT 5,200	33	22	11
Banglalink Digital Communications Ltd - Term Facility	May 2024	BDT 8,000	BDT 5,000	BDT 3,000	73	46	27

Maturity profile
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Payments related to variable interest rate financial liabilities and derivatives are included based on the interest rates and foreign currency exchange rates applicable as of December 31, 2024 and 2023, respectively. The total amounts in the table differ from the carrying amounts as stated in Note 17 as the below table includes both undiscounted principal amounts and interest while the carrying amounts are measured using the effective interest rate method.

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2024
Bank loans and bonds	1,472	1,779	354	426	4,031
Lease liabilities	173	581	427	494	1,675
Trade and other payables	1,276	—	—	—	1,276
Other financial liabilities	86	159	37	41	323
Total financial liabilities	3,007	2,519	818	961	7,305

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2023
Bank loans and bonds	1,433	1,391	1,416	237	4,477
Lease liabilities	150	497	356	514	1,517
Derivative financial liabilities
Gross cash inflows	(14)	—	—	—	(14)
Gross cash outflows	16	—	—	—	16
Trade and other payables	1,200	—	—	—	1,200
Other financial liabilities	137	203	87	66	493
Total financial liabilities	2,922	2,091	1,859	817	7,689
CAPITAL MANAGEMENT
The primary objective of the Company’s capital management is to ensure that it maintains healthy capital ratios, so as to help facilitate access to debt and capital markets and maximize shareholder value. The Company manages its capital structure and makes adjustments to it in light of changes in economic or political conditions as well as in light of changes in the Company profile. To maintain or adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares including as disclosed in Note 1, VEON’s Board approved a share buyback program during 2024 after announcement of delisting from Euronext Amsterdam. See the paragraph below for more information on how the Company’s Net Debt to Adjusted EBITDA ratio is calculated. Dividend payments remain subject to the review by the Company’s Board of Directors of medium-term investment opportunities and the Company’s capital structure. For the years ended December 31, 2024, 2023 and 2022, we did not pay a dividend. There were no changes made in the Company’s objectives, policies or processes for managing capital during 2024, however as a result of the unstable environment we put more emphasis on safeguarding liquidity and also counterparty risk management in light of the high cash balances. Despite the resilient performance of its underlying operating companies, the Company’s ability to upstream cash for debt service has been impaired by currency and capital controls in its major markets, and due to other geopolitical and foreign exchange pressures effecting frontier markets more generally. Furthermore, the ongoing war in Ukraine and the developments since February 2022 with respect to sanctions laws and regulations have resulted in unprecedented challenges for the Company, limiting access to the international debt capital markets in which the Company has traditionally refinanced maturing debt, which has hampered its ability to refinance its indebtedness. The Company has sold its Russian Operations and implemented the Scheme to manage certain of its indebtedness and to help address the unprecedented challenges the Group faced, in relation to its capital management.
The Net Debt to Adjusted EBITDA ratio is an important measure used by the Company to assess its capital structure. Net Debt represents the principal amount of interest-bearing debt less cash and cash equivalents and bank deposits. Adjusted EBITDA is defined as last twelve months earnings before interest, tax, depreciation, amortization and impairment, loss on disposals of non-current assets, other non-operating losses and share of profit / (loss) of joint ventures. For reconciliation of ‘Profit / (loss) before tax from continuing operations’ to ‘Adjusted EBITDA,’ refer to Note 2.
Further, this ratio is included as a financial covenant in certain credit facilities of the Company. Under these credit facilities, the Company is required to maintain the Net Debt to Adjusted EBITDA ratio at or below the level agreed in such facility. The Company has not breached any financial or non-financial covenants during the period covered by these financial statements.